UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Robinson
Opportunistic Income Fund
Class A/RBNAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class A/RBNAX)	$79	1.61%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,666,704
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	6.0%
FS Credit Opportunities Corp.	5.6%
FS Specialty Lending Fund	5.5%
DoubleLine Yield Opportunities Fund	5.5%
Western Asset Global High Income Fund, Inc.	5.5%
KKR Income Opportunities Fund	5.5%
Western Asset High Income Fund II, Inc.	5.4%
BlackRock Multi-Sector Income Trust	5.4%
Western Asset Inflation-Linked Opportunities & Income Fund	5.4%
Western Asset Mortgage Opportunity Fund, Inc.	5.4%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Opportunistic Income Fund - Class A

Robinson
Opportunistic Income Fund
Class C/RBNCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class C/RBNCX)	$116	2.36%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,666,704
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	6.0%
FS Credit Opportunities Corp.	5.6%
FS Specialty Lending Fund	5.5%
DoubleLine Yield Opportunities Fund	5.5%
Western Asset Global High Income Fund, Inc.	5.5%
KKR Income Opportunities Fund	5.5%
Western Asset High Income Fund II, Inc.	5.4%
BlackRock Multi-Sector Income Trust	5.4%
Western Asset Inflation-Linked Opportunities & Income Fund	5.4%
Western Asset Mortgage Opportunity Fund, Inc.	5.4%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Opportunistic Income Fund - Class C

Robinson
Opportunistic Income Fund
Institutional Class/RBNNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Institutional Class/RBNNX)	$67	1.36%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,666,704
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	6.0%
FS Credit Opportunities Corp.	5.6%
FS Specialty Lending Fund	5.5%
DoubleLine Yield Opportunities Fund	5.5%
Western Asset Global High Income Fund, Inc.	5.5%
KKR Income Opportunities Fund	5.5%
Western Asset High Income Fund II, Inc.	5.4%
BlackRock Multi-Sector Income Trust	5.4%
Western Asset Inflation-Linked Opportunities & Income Fund	5.4%
Western Asset Mortgage Opportunity Fund, Inc.	5.4%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Opportunistic Income Fund - Institutional Class

Robinson
Tax Advantaged Income Fund
Class A/ROBAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class A/ROBAX)	$81	1.60%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,846,074
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
BlackRock MuniHoldings Fund, Inc.	11.0%
BlackRock MuniYield Quality Fund, Inc.	8.5%
BlackRock MuniYield Quality Fund III, Inc.	8.1%
BlackRock MuniHoldings California Quality Fund, Inc.	5.5%
Eaton Vance Municipal Bond Fund	4.7%
BlackRock MuniYield New York Quality Fund, Inc.	4.6%
RiverNorth Flexible Municipal Income Fund II, Inc.	3.9%
Western Asset Managed Municipals Fund, Inc.	3.4%
NYLI MacKay DefinedTerm Municipal Opportunities Fund	3.2%
Putnam Municipal Opportunities Trust	3.1%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Tax Advantaged Income Fund - Class A

Robinson
Tax Advantaged Income Fund
Class C/ROBCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class C/ROBCX)	$119	2.35%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,846,074
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
BlackRock MuniHoldings Fund, Inc.	11.0%
BlackRock MuniYield Quality Fund, Inc.	8.5%
BlackRock MuniYield Quality Fund III, Inc.	8.1%
BlackRock MuniHoldings California Quality Fund, Inc.	5.5%
Eaton Vance Municipal Bond Fund	4.7%
BlackRock MuniYield New York Quality Fund, Inc.	4.6%
RiverNorth Flexible Municipal Income Fund II, Inc.	3.9%
Western Asset Managed Municipals Fund, Inc.	3.4%
NYLI MacKay DefinedTerm Municipal Opportunities Fund	3.2%
Putnam Municipal Opportunities Trust	3.1%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Tax Advantaged Income Fund - Class C

Robinson
Tax Advantaged Income Fund
Institutional Class/ROBNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)	$69	1.35%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,846,074
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
BlackRock MuniHoldings Fund, Inc.	11.0%
BlackRock MuniYield Quality Fund, Inc.	8.5%
BlackRock MuniYield Quality Fund III, Inc.	8.1%
BlackRock MuniHoldings California Quality Fund, Inc.	5.5%
Eaton Vance Municipal Bond Fund	4.7%
BlackRock MuniYield New York Quality Fund, Inc.	4.6%
RiverNorth Flexible Municipal Income Fund II, Inc.	3.9%
Western Asset Managed Municipals Fund, Inc.	3.4%
NYLI MacKay DefinedTerm Municipal Opportunities Fund	3.2%
Putnam Municipal Opportunities Trust	3.1%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Tax Advantaged Income Fund - Institutional Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Robinson Tax Advantaged Income Fund

(Class A: ROBAX)

 (Class C: ROBCX)

(Institutional Class: ROBNX)

Robinson Opportunistic Income Fund

 (Class A: RBNAX)

(Class C: RBNCX)

 (Institutional Class: RBNNX)

SEMI - ANNUAL FINANCIALS AND OTHER INFORMATION

 June 30, 2026

Robinson Tax Advantage Income Fund

Robinson Opportunistic Income Fund

 Each a series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Robinson Tax Advantage Income Fund
Schedule of Investments	1
Statement of Asset and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Robinson Opportunistic Income Fund
Schedule of Investments	13
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the ABC Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.libertystreetfunds.com

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 87.3%
1,076,957	Aberdeen Municipal Income Trust	$6,052,498
122,991	abrdn National Municipal Income Fund	1,275,417
265,460	AllianceBernstein National Municipal Income Fund, Inc.	3,028,899
183,406	BlackRock MuniAssets Fund, Inc.	2,019,300
1,122,458	BlackRock MuniHoldings California Quality Fund, Inc.	12,335,813
2,066,475	BlackRock MuniHoldings Fund, Inc.	24,591,053
94,038	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,157,608
156,521	BlackRock MuniYield Michigan Quality Fund, Inc.	1,920,513
1,001,774	BlackRock MuniYield New York Quality Fund, Inc.	10,168,006
1,619,778	BlackRock MuniYield Quality Fund III, Inc.	17,995,734
1,632,324	BlackRock MuniYield Quality Fund, Inc.	18,934,958
68,229	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	753,248
467,193	BNY Mellon Strategic Municipal Bond Fund, Inc.	2,873,237
877,072	BNY Mellon Strategic Municipals, Inc.	5,665,885
1,041,484	Eaton Vance Municipal Bond Fund	10,373,181
108,458	Eaton Vance National Municipal Opportunities Trust	1,911,030
195,329	Federated Hermes Premier Municipal Income Fund	2,244,330
76,465	Invesco Municipal Opportunity Trust	754,710
512,302	Neuberger Municipal Fund, Inc.	5,404,786
169,189	Nuveen New York AMT-Free Quality Municipal Income Fund	1,813,706
458,692	NYLI MacKay DefinedTerm Municipal Opportunities Fund	7,109,726
637,256	PIMCO California Municipal Income Fund	5,716,186
856,682	PIMCO Municipal Income Fund II	6,519,350
389,726	PIMCO New York Municipal Income Fund II	2,763,157
423,151	Putnam Managed Municipal Income Trust	2,767,408
645,263	Putnam Municipal Opportunities Trust	6,801,072
643,727	RiverNorth Flexible Municipal Income Fund II, Inc.	8,773,999
154,999	RiverNorth Flexible Municipal Income Fund, Inc.	2,290,885
195,309	RiverNorth Managed Duration Municipal Income Fund II, Inc. - Class USD INC	2,937,447
409,360	RiverNorth Managed Duration Municipal Income Fund, Inc.	6,051,978
143,791	RiverNorth Opportunistic Municipal Income Fund, Inc.	2,227,323
227,014	Western Asset Intermediate Muni Fund, Inc.	1,786,600
716,596	Western Asset Managed Municipals Fund, Inc.	7,466,930
	TOTAL CLOSED-END FUNDS
	(Cost $ 184,418,659)	194,485,973
	EXCHANGE-TRADED FUNDS — 7.1%
244,351	Invesco National AMT-Free Municipal Bond ETF	5,747,136
35,000	iShares National Muni Bond ETF	3,766,700
121,212	VanEck High Yield Muni ETF	6,243,630
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 15,483,674)	15,757,466

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$5,658,958	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[1]	$5,658,958
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 5,658,958)	5,658,958
	TOTAL INVESTMENTS — 96.9%
	(Cost $205,561,291)	215,902,397
	Other Assets in Excess of Liabilities — 3.1%	6,943,677
	TOTAL NET ASSETS — 100.0%	$222,846,074

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
(300)	U.S. 10 Year Treasury Note	September 2026	$(32,967,188)	$(60,939)
(300)	U.S. Treasury Long Bond	September 2026	(34,050,000)	(293,937)
(200)	Ultra Long Term U.S. Treasury Bond	September 2026	(23,231,250)	(257,812)

TOTAL FUTURES CONTRACTS			$(90,248,438)	$(612,688)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $205,561,291)	$215,902,397
Cash	567,351
Cash deposited with brokers for futures contracts	6,923,147
Receivables:
Fund shares sold	17,188
Dividends and interest	605,569
Prepaid expenses	29,804
Total assets	224,045,456

Liabilities:
Payables:
Investment securities purchased	196,423
Fund shares redeemed	50,677
Variation margin on futures contracts	612,688
Advisory fees	187,209
Shareholder servicing fees (Note 7)	23,938
Distribution fees - Class A & Class C (Note 6)	5,305
Fund services fees	52,903
Trustees' deferred compensation (Note 3)	33,436
Auditing fees	11,658
Commitment fees payable (Note 12)	8,524
Trustees' fees and expenses	3,196
Chief Compliance Officer fees	2,831
Accrued other expenses	10,594
Total liabilities	1,199,382
Commitments and contingencies (Note 3)
Net Assets	$222,846,074

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$209,583,003
Total distributable earnings (accumulated deficit)	13,263,071
Net Assets	$222,846,074

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$23,762,026
Shares of beneficial interest issued and outstanding	2,646,038
Redemption price[1]	$8.98
Maximum sales charge (3.75% of offering price)[2]	0.35
Maximum offering price to public	$9.33

Class C Shares:
Net assets applicable to shares outstanding	$1,161,653
Shares of beneficial interest issued and outstanding	129,496
Redemption price[3]	$8.97

Institutional Class Shares:
Net assets applicable to shares outstanding	$197,922,395
Shares of beneficial interest issued and outstanding	22,046,318
Redemption price	$8.98

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.

[2]	No initial sales charge is applied to purchases of $500,000 or more.

[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

Investment income:
Dividends	$2,875,528
Interest	91,295
Total investment income	2,966,823

Expenses:
Advisory fees	1,266,056
Shareholder servicing fees (Note 7)	97,753
Distribution fees - Class A (Note 6)	30,474
Distribution fees - Class C (Note 6)	6,243
Fund services fees	173,269
Registration fees	29,438
Trustees' fees and expenses	12,828
Auditing fees	12,139
Legal fees	9,897
Shareholder reporting fees	9,726
Chief Compliance Officer fees	8,895
Commitment fees (Note 12)	5,674
Insurance fees	4,198
Miscellaneous	4,110
Total expenses	1,670,700
Advisory fees recovered (waived)	(74,513)
Net expenses	1,596,187
Net investment income (loss)	1,370,636

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	6,012,368
Futures contracts	2,707,082
Net realized gain (loss)	8,719,450
Net change in unrealized appreciation/depreciation on:
Investments	3,415,532
Futures contracts	(1,525,971)
Net change in unrealized appreciation/depreciation	1,889,561
Net realized and unrealized gain (loss)	10,609,011

Net Increase (Decrease) in Net Assets from Operations	$11,979,647

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,370,636	$6,759,869
Net realized gain (loss) on investments and futures contracts	8,719,450	3,828,994
Net change in unrealized appreciation/depreciation on investments and futures contracts	1,889,561	(2,264,890)
Net increase (decrease) in net assets resulting from operations	11,979,647	8,323,973
Distributions to Shareholders:
Distributions:
Class A	(534,873)	(916,820)
Class C	(22,583)	(43,935)
Institutional Class	(4,719,132)	(6,407,617)
From return of capital:
Class A	-	(430,183)
Class C	-	(20,614)
Institutional Class	-	(3,006,592)
Total distributions to shareholders	(5,276,588)	(10,825,761)
Capital Transactions:
Net proceeds from shares sold:
Class A	423,738	2,843,951
Class C	6,255	270,000
Institutional Class	21,862,008	80,828,631
Reinvestment of distributions:
Class A	400,937	1,083,463
Class C	18,552	59,277
Institutional Class	4,025,088	7,894,720
Cost of shares redeemed:
Class A	(2,465,278)	(14,852,359)
Class C	(243,530)	(887,996)
Institutional Class	(47,027,472)	(72,853,008)
Net increase (decrease) in net assets from capital transactions	(22,999,702)	4,386,679

Total increase (decrease) in net assets	(16,296,643)	1,884,891
Net Assets:
Beginning of period	239,142,717	237,257,826
End of period	$222,846,074	$239,142,717
Capital Share Transactions:
Shares sold:
Class A	47,937	331,838
Class C	712	31,755
Institutional Class	2,474,570	9,406,737
Shares reinvested:
Class A	45,478	125,962
Class C	2,107	6,887
Institutional Class	456,814	919,222
Shares redeemed:
Class A	(278,780)	(1,732,195)
Class C	(27,670)	(102,797)
Institutional Class	(5,307,292)	(8,511,138)
Net increase (decrease) in capital share transactions	(2,586,124)	476,271

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.73	$8.81	$8.44	$8.35	$9.48	$9.38
Income from Investment Operations:
Net investment income (loss)[1,2]	0.04	0.23	0.28	0.19	0.21	0.25
Net realized and unrealized gain (loss)	0.40	0.07	0.43	0.11	(1.07)	0.57
Net increase from payment by affiliates	-	-	-	-	-	- [3]
Total from investment operations	0.44	0.30	0.71	0.30	(0.86)	0.82

Less Distributions:
From net investment income	(0.19)	(0.26)	(0.28)	(0.19)	(0.24)	(0.26)
From net realized gain	-	(0.12)	-	-	(0.03)	(0.46)
From return of capital	-	-	(0.06)	(0.02)	-	-
Total distributions	(0.19)	(0.38)	(0.34)	(0.21)	(0.27)	(0.72)

Net asset value, end of period	$8.98	$8.73	$8.81	$8.44	$8.35	$9.48

Total return[4]	5.12%[5]	3.61%	8.51%	3.67%	(9.02)%	8.86%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,762	$24,711	$36,185	$40,029	$28,361	$24,282

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[7,8]	1.66%[9]	1.69%	1.69%	1.64%	1.68%	1.64%
After fees waived and expenses absorbed/recovered[7,8]	1.60%[9]	1.62%	1.62%	1.61%	1.58%[10]	1.51%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	0.91%[9]	2.61%	3.06%	2.23%	2.42%	2.37%
After fees waived and expenses absorbed/recovered[2]	0.97%[9]	2.68%	3.13%	2.26%	2.52%	2.50%
Portfolio turnover rate	29%[5]	121%	48%	105%	255%	270%

[1]	Based on average shares outstanding for the period.

[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.75% of offering price which is reduced on sales of $100,000 or more and no initial sales charge is applied to purchases of $500,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of purchase. If these sales charges were included total returns would be lower.

[5]	Not annualized.

[6]	The Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This reimbursement had no impact to the total return.

[7]	Does not include expenses of the investment companies in which the Fund invests.

[8]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2026. For the prior years ended December 31, 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.02%, 0.02% 0.01%, 0.02% and 0.01%, respectively.

[9]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS - Continued

Class A

[10]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets until April 30, 2022. Prior to March 15, 2018, the annual fund operating expense limitation was 1.60%. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 1.60%.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.72	$8.81	$8.44	$8.35	$9.48	$9.37
Income from Investment Operations:
Net investment income (loss)[1,2]	0.01	0.17	0.21	0.12	0.15	0.17
Net realized and unrealized gain (loss)	0.40	0.06	0.44	0.11	(1.08)	0.59
Net increase from payment by affiliates	-	-	-	-	-	- [3]
Total from investment operations	0.41	0.23	0.65	0.23	(0.93)	0.76

Less Distributions:
From net investment income	(0.16)	(0.22)	(0.23)	(0.13)	(0.17)	(0.19)
From net realized gain	-	(0.10)	-	-	(0.03)	(0.46)
From return of capital	-	-	(0.05)	(0.01)	-	-
Total distributions	(0.16)	(0.32)	(0.28)	(0.14)	(0.20)	(0.65)

Net asset value, end of period	$8.97	$8.72	$8.81	$8.44	$8.35	$9.48

Total return[4]	4.73%[5]	2.78%	7.74%	2.87%	(9.73)%	8.17%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,162	$1,345	$1,925	$2,279	$5,460	$9,221

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[7,8]	2.41%[9]	2.44%	2.44%	2.39%	2.43%	2.39%
After fees waived and expenses absorbed/recovered[7,8]	2.35%[9]	2.37%	2.37%	2.36%	2.33%[10]	2.26%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	0.16%[9]	1.86%	2.31%	1.48%	1.67%	1.62%
After fees waived and expenses absorbed/recovered[2]	0.22%[9]	1.93%	2.38%	1.51%	1.77%	1.75%
Portfolio turnover rate	29%[5]	121%	48%	105%	255%	270%

[1]	Based on average shares outstanding for the period.

[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

[5]	Not annualized.

[6]	The Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This reimbursement had no impact to the total return.

[7]	Does not include expenses of the investment companies in which the Fund invests.

[8]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2026. For the prior years ended December 31, 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.02%, 0.02% 0.01%, 0.02% and 0.01%, respectively.

[9]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS - Continued

Class C

[10]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.25% of the average daily net assets until April 30, 2022. Prior to March 15, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.35% of average daily net assets of the Fund. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 2.35%.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.73	$8.81	$8.43	$8.35	$9.48	$9.37

Income from Investment Operations:
Net investment income (loss) [1,2]	0.05	0.25	0.30	0.21	0.24	0.27
Net realized and unrealized gain (loss)	0.40	0.07	0.44	0.10	(1.08)	0.59
Net increase from payment by affiliates	-	-	-	-	-	- [3]
Total from investment operations	0.45	0.32	0.74	0.31	(0.84)	0.86

Less Distributions:
From net investment income	(0.20)	(0.27)	(0.30)	(0.21)	(0.26)	(0.29)
From net realized gain	-	(0.13)	-	-	(0.03)	(0.46)
From return of capital	-	-	(0.06)	(0.02)	-	-
Total distributions	(0.20)	(0.40)	(0.36)	(0.23)	(0.29)	(0.75)

Net asset value, end of period	$8.98	$8.73	$8.81	$8.43	$8.35	$9.48

Total return[4]	5.26%[5]	3.84%	8.89%	3.81%	(8.79)%	9.26%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$197,922	$213,087	$199,148	$210,963	$134,755	$97,671

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[7,8]	1.41%[9]	1.44%	1.44%	1.39%	1.43%	1.39%
After fees waived and expenses absorbed/recovered[7,8]	1.35%[9]	1.37%	1.37%	1.36%	1.33%[10]	1.26%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	1.16%[9]	2.86%	3.31%	2.48%	2.67%	2.62%
After fees waived and expenses absorbed/recovered[2]	1.22%[9]	2.93%	3.38%	2.51%	2.77%	2.75%
Portfolio turnover rate	29%[5]	121%	48%	105%	255%	270%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	The Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This reimbursement had no impact to the total return.
[7]	Does not include expenses of the investment companies in which the Fund invests.
[8]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2026. For the prior years ended December 31, 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.02%, 0.02% 0.01%, 0.02% and 0.01%, respectively.
[9]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS - Continued

Institutional Class

[10]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets until April 30, 2022. Prior to March 15, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.35% of average daily net assets of the Fund. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 1.35%.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 90.9%
2,710	ASA Gold and Precious Metals Ltd.[1]	$141,028
46,259	BlackRock Multi-Sector Income Trust	579,163
19,602	Brookfield Real Assets Income Fund, Inc.	252,474
292,611	Credit Suisse High Yield Credit Fund	520,848
41,799	DoubleLine Yield Opportunities Fund	588,112
54,708	Flaherty & Crumrine Preferred & Income Fund, Inc.	636,254
120,000	FS Credit Opportunities Corp.	598,800
53,126	FS Specialty Lending Fund	592,355
163,952	Invesco Senior Income Trust	491,856
27,809	John Hancock Investors Trust	370,416
51,789	KKR Income Opportunities Fund	583,144
32,593	Neuberger High Yield Strategies Fund, Inc.	203,380
73,415	Nuveen Floating Rate Income Fund	563,093
25,758	Principal Real Estate Income Fund	265,050
16,051	Saba Capital Income & Opportunities Fund	105,455
3,510	Sprott Physical Gold and Silver Trust*,1	141,207
98,410	Western Asset Global High Income Fund, Inc.	586,524
146,800	Western Asset High Income Fund II, Inc.	581,328
30,961	Western Asset Inflation-Linked Income Fund	251,713
68,500	Western Asset Inflation-Linked Opportunities & Income Fund	575,400
53,392	Western Asset Mortgage Opportunity Fund, Inc.	571,828
28,300	XAI Floating Rate & Alternative Income Trust	496,665
	TOTAL CLOSED-END FUNDS
	(Cost $ 10,005,038)	9,696,093
	COMMON STOCKS — 4.6%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 4.6%
12,000	Apex Treasury Corp. - Class A*,1	120,600
10,000	Bitcoin Infrastructure Acquisition Corp. Ltd. - Class A*,1	100,000
10,000	Drugs Made In America Acquisition II Corp.*,1	100,600
12,000	McKinley Acquisition Corp. - Class A*,1	121,980
5,000	Origin Investment Corp. I*,1	51,500
		494,680
	TOTAL COMMON STOCKS
	(Cost $ 491,171)	494,680
	RIGHTS — 0.0%
5,000	Bowen Acquisition Corp., Expiration Date: November 26, 2026*,1,2	—
10,000	Drugs Made In America Acquisition II Corp., Expiration Date: September 16, 2030*,1	727
	TOTAL RIGHTS
	(Cost $ 0)	727

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	UNIT TRUST FUNDS — 1.1%
12,000	FG Imperii Acquisition Corp.*,1	$121,080
	TOTAL UNIT TRUST FUNDS
	(Cost $ 120,105)	121,080
	WARRANTS — 0.1%
6,000	Alchemy Investments Acquisition Corp. 1, Expiration Date: June 26, 2028*,1	1,260
6,000	Apex Treasury Corp., Expiration Date: November 17, 2030*,1	1,950
5,000	Bitcoin Infrastructure Acquisition Corp. Ltd., Expiration Date: December 01, 2030*,1	1,558
15,310	Electriq Power Holdings, Inc., Expiration Date: July 31, 2028*	—
11,805	Estrella Immunopharma, Inc., Expiration Date: July 19, 2028*	1,608
2,500	Origin Investment Corp. I, Expiration Date: May 08, 2030*,1	317
5,000	QT Imaging Holdings, Inc., Expiration Date: December 31, 2028*	979
3,333	Stardust Power, Inc., Expiration Date: June 21, 2029*	408
	TOTAL WARRANTS
	(Cost $ 0)	8,080

Principal Amount
	SHORT-TERM INVESTMENTS — 2.3%
$243,543	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[3]	243,543
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 243,543)	243,543
	TOTAL INVESTMENTS — 99.0%
	(Cost $10,859,857)	10,564,203
	Other Assets in Excess of Liabilities — 1.0%	102,501
	TOTAL NET ASSETS — 100.0%	$10,666,704

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
(2)	E-mini Dow ($5)	September 2026	$(526,700)	$(2,070)
(4)	E-mini Russell 1000	September 2026	(480,160)	1,700
(7)	U.S. 10 Year Treasury Note	September 2026	(769,234)	(1,422)
(5)	U.S. Treasury Long Bond	September 2026	(567,500)	(4,899)

TOTAL FUTURES CONTRACTS			$(2,343,594)	$(6,691)

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $10,859,857)	$10,564,203
Cash deposited with brokers for futures contracts	121,930
Receivables:
Fund shares sold	9,000
Dividends and interest	12,840
Due from Advisor	7,719
Prepaid expenses	27,557
Total assets	10,743,249

Liabilities:
Payables:
Variation margin on futures contracts	6,691
Shareholder servicing fees (Note 7)	815
Distribution fees - Class A & Class C (Note 6)	855
Fund services fees	13,278
Trustees' deferred compensation (Note 3)	27,956
Auditing fees	11,693
Chief Compliance Officer fees	2,546
Trustees' fees and expenses	2,344
Commitment fees payable (Note 12)	2,075
Accrued other expenses	8,292
Total liabilities	76,545
Commitments and contingencies (Note 3)
Net Assets	$10,666,704

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$15,497,127
Total distributable earnings (accumulated deficit)	(4,830,423)
Net Assets	$10,666,704

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$490,588
Shares of beneficial interest issued and outstanding	48,473
Redemption price[1]	$10.12
Maximum sales charge (4.25% of offering price)[2]	0.45
Maximum offering price to public	$10.57

Class C Shares:
Net assets applicable to shares outstanding	$813,112
Shares of beneficial interest issued and outstanding	80,655
Redemption price[3]	$10.08

Institutional Class Shares:
Net assets applicable to shares outstanding	$9,363,004
Shares of beneficial interest issued and outstanding	925,608
Redemption price	$10.12

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

Investment income:
Dividends	$358,265
Interest	4,819
Total investment income	363,084

Expenses:
Advisory fees	60,093
Shareholder servicing fees (Note 7)	5,686
Distribution fees - Class A (Note 6)	681
Distribution fees - Class C (Note 6)	4,112
Fund services fees	44,457
Registration fees	25,133
Auditing fees	12,268
Chief Compliance Officer fees	8,210
Trustees' fees and expenses	7,916
Shareholder reporting fees	7,630
Legal fees	6,608
Miscellaneous	4,101
Insurance fees	3,950
Commitment fees (Note 12)	567
Total expenses	191,412
Advisory fees recovered (waived)	(60,093)
Other expenses (absorbed)	(52,209)
Net expenses	79,110
Net investment income (loss)	283,974

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	649,284
Futures contracts	(56,555)
Net realized gain (loss)	592,729
Net change in unrealized appreciation/depreciation on:
Investments	(933,587)
Futures contracts	(16,894)
Net change in unrealized appreciation/depreciation	(950,481)
Net realized and unrealized gain (loss)	(357,752)

Net Increase (Decrease) in Net Assets from Operations	$(73,778)

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$283,974	$678,650
Net realized gain (loss) on investments and futures contracts	592,729	140,613
Net change in unrealized appreciation/depreciation on investments and futures contracts	(950,481)	(50,268)
Net increase (decrease) in net assets resulting from operations	(73,778)	768,995
Distributions to Shareholders:
Distributions:
Class A	(18,755)	(34,574)
Class C	(25,569)	(57,673)
Institutional Class	(344,416)	(661,010)
From return of capital:
Class A	-	(1,136)
Class C	-	(1,894)
Institutional Class	-	(21,699)
Total distributions to shareholders	(388,740)	(777,986)
Capital Transactions:
Net proceeds from shares sold:
Class A	5,000	229,983
Class C	-	30,000
Institutional Class	1,181,062	3,641,049
Reinvestment of distributions:
Class A	16,590	28,574
Class C	25,569	57,984
Institutional Class	271,160	486,233
Cost of shares redeemed:
Class A	(141,680)	(209,194)
Class C	(18,525)	(394,426)
Institutional Class	(2,610,273)	(3,284,944)
Net increase (decrease) in net assets from capital transactions	(1,271,097)	585,259

Total increase (decrease) in net assets	(1,733,615)	576,268
Net Assets:
Beginning of period	12,400,319	11,824,051
End of period	$10,666,704	$12,400,319
Capital Share Transactions:
Shares sold:
Class A	475	21,474
Class C	-	2,800
Institutional Class	114,026	342,213
Shares reinvested:
Class A	1,604	2,696
Class C	2,483	5,488
Institutional Class	26,231	45,899
Shares redeemed:
Class A	(13,699)	(19,566)
Class C	(1,799)	(37,276)
Institutional Class	(248,228)	(313,851)
Net increase (decrease) in capital share transactions	(118,907)	49,877

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.57	$10.53	$9.53	$8.80	$9.73	$9.00
Income from Investment Operations:
Net investment income (loss)[1,2]	0.26	0.61	0.38	0.28	0.21	0.28
Net realized and unrealized gain (loss)	(0.35)	0.13	1.06	0.78	(0.94)	0.79
Total from investment operations	(0.09)	0.74	1.44	1.06	(0.73)	1.07

Less Distributions:
From net investment income	(0.36)	(0.68)	(0.44)	(0.33)	(0.20)	(0.32)
From return of capital	-	(0.02)	-	-	-	(0.02)
Total distributions	(0.36)	(0.70)	(0.44)	(0.33)	(0.20)	(0.34)

Net asset value, end of period	$10.12	$10.57	$10.53	$9.53	$8.80	$9.73

Total return[3]	(0.90)%[4]	7.18%	15.32%	12.20%	(7.51)%	12.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$491	$635	$584	$614	$979	$1,463

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[5,6]	3.67%[7]	3.81%	3.37%	3.05%	2.99%	2.42%
After fees waived and expenses absorbed/recovered[5,6]	1.61%[7]	1.61%	1.61%	1.61%	1.63%	1.62%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	2.98%[7]	3.53%	1.93%	1.64%	0.98%	2.20%
After fees waived and expenses absorbed/recovered[2]	5.04%[7]	5.73%	3.69%	3.08%	2.34%	3.00%
Portfolio turnover rate	41%[4]	66%	70%	120%	38%	112%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Effective February 15, 2017, the Fund has lowered the maximum sales charge imposed on purchases of Class A Shares from 5.75% to 4.25%. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2026. For the prior years ended December 31, 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.01%, 0.01% 0.01%, 0.03% and 0.02%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.53	$10.49	$9.50	$8.77	$9.70	$8.97
Income from Investment Operations:
Net investment income (loss)[1,2]	0.22	0.53	0.30	0.21	0.14	0.21
Net realized and unrealized gain (loss)	(0.35)	0.13	1.05	0.78	(0.93)	0.78
Total from investment operations	(0.13)	0.66	1.35	0.99	(0.79)	0.99

Less Distributions:
From net investment income	(0.32)	(0.60)	(0.36)	(0.26)	(0.14)	(0.25)
From return of capital	-	(0.02)	-	-	-	(0.01)
Total distributions	(0.32)	(0.62)	(0.36)	(0.26)	(0.14)	(0.26)

Net asset value, end of period	$10.08	$10.53	$10.49	$9.50	$8.77	$9.70

Total return[3]	(1.27)%[4]	6.40%	14.40%	11.41%	(8.19)%	11.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$813	$842	$1,143	$1,105	$1,265	$2,900

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[5,6]	4.42%[7]	4.56%	4.12%	3.80%	3.74%	3.17%
After fees waived and expenses absorbed/recovered[5,6]	2.36%[7]	2.36%	2.36%	2.36%	2.38%	2.37%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	2.23%[7]	2.78%	1.18%	0.89%	0.23%	1.45%
After fees waived and expenses absorbed/recovered[2]	4.29%[7]	4.98%	2.94%	2.33%	1.59%	2.25%
Portfolio turnover rate	41%[4]	66%	70%	120%	38%	112%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2026. For the prior years ended December 31, 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.01%, 0.01% 0.01%, 0.03% and 0.02%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.57	$10.52	$9.52	$8.80	$9.73	$8.99
Income from Investment Operations:
Net investment income (loss) [1,2]	0.27	0.63	0.40	0.31	0.24	0.31
Net realized and unrealized gain (loss)	(0.35)	0.14	1.06	0.76	(0.95)	0.79
Total from investment operations	(0.08)	0.77	1.46	1.07	(0.71)	1.10

Less Distributions:
From net investment income	(0.37)	(0.70)	(0.46)	(0.35)	(0.22)	(0.34)
From return of capital	-	(0.02)	-	-	-	(0.02)
Total distributions	(0.37)	(0.72)	(0.46)	(0.35)	(0.22)	(0.36)

Net asset value, end of period	$10.12	$10.57	$10.52	$9.52	$8.80	$9.73

Total return[3]	(0.78)%[4]	7.56%	15.62%	12.38%	(7.29)%	12.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,363	$10,923	$10,097	$10,009	$9,197	$14,346

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[5,6]	3.42%[7]	3.56%	3.12%	2.80%	2.74%	2.17%
After fees waived and expenses absorbed/recovered[5,6]	1.36%[7]	1.36%	1.36%	1.36%	1.38%	1.37%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	3.23%[7]	3.78%	2.18%	1.89%	1.23%	2.45%
After fees waived and expenses absorbed/recovered[2]	5.29%[7]	5.98%	3.94%	3.33%	2.59%	3.25%
Portfolio turnover rate	41%[4]	66%	70%	120%	38%	112%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2026. For the prior years ended December 31, 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.01%, 0.01% 0.01%, 0.03% and 0.02%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Note 1 – Organization

Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014. The Fund currently offers three classes of shares: A shares, C shares, and Institutional shares.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Fund currently offers three classes of shares: A shares, C shares, and Institutional shares.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

(d) Municipal Bonds Risk

The underlying closed-end funds, in which the Tax Advantaged Fund invests in, primarily invest in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

(f) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(h) Distributions to Shareholders

The Funds will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(j) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Funds’ average daily net assets. The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Funds’ average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2026 for the Funds, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2026, the Advisor waived its advisory fees and absorbed expenses totaling $74,513, and $112,302 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

	Tax Advantaged Income Fund	Opportunistic Income Fund
2026	$44,710	$172,782
2027	167,343	200,816
2028	162,452	254,579
2029	74,513	112,302
Total	$449,018	$740,479

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2026 are reported on the Statement of Operations as Fund services fees.

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2026, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2026, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2026, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$205,895,623	$10,860,649

Gross unrealized appreciation	$10,400,430	$421,474
Gross unrealized depreciation	(393,656)	(717,920)
Net unrealized appreciation (depreciation) on investments	$10,006,774	$(296,446)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Undistributed ordinary income	$-	$-
Undistributed long-term gains	-	-
Tax accumulated earnings	-	-
Accumulated capital and other losses	-	(4,964,830)
Unrealized appreciation on investments	6,591,242	623,047
Unrealized deferred compensation	(31,230)	(26,122)
Total accumulated deficit	$6,560,012	$(4,367,905)

The tax character of distribution paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	Tax Advantaged Income Fund		Opportunistic Income Fund
Distribution paid from:	2025	2024	2025	2024
Tax exempt income	$7,082,296	$8,537,393	$-	$-
Ordinary income	63,550	73,166	753,257	505,254
Net long-term capital gains	222,526	-	-	-
Return of capital	3,457,389	1,869,465	24,729	-
Total distributions paid	$10,825,761	$10,480,024	$777,986	$505,254

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

As of December 31, 2025, The Funds had net capital loss carryovers as follows:

Not subject to expiration:	Tax Advantaged Income Fund	Opportunistic Income Fund
Short Term	$-	$1,646,957
Long Term	-	3,317,873
Total	$-	$4,964,830

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended December 31, 2025, the Tax Advantaged Income Fund utilized $819,780 of long-term non-expiring capital loss carryovers. During the year ended December 31, 2025, the Opportunistic Income Fund utilized $124,848 of long-term capital loss carryovers.

Note 5 – Investment Transactions

For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$63,658,518	$86,702,999
Opportunistic Income Fund	4,367,237	5,525,592

Note 6 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2026, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

For the six months ended June 30, 2026, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3***	Total
Assets
Investments
Closed-End Funds	$194,485,973	$-	$-	$194,485,973
Exchange-Traded Funds	15,757,466	-	-	15,757,466
Short-Term Investments	5,658,958	-	-	5,658,958
Total Investments	$215,902,397	$-	$-	$215,902,397
Total Assets	$215,902,397	$-	$-	$215,902,397

Liabilities
Other Financial Instruments*
Futures Contracts	$612,688	$-	$-	$612,688
Total Liabilities	$612,688	$-	$-	$612,688

Opportunistic Income Fund	Level 1	Level 2**	Level 3	Total
Assets
Investments
Closed-End Funds	$9,696,093	$-	$-	$9,696,093
Common Stocks	494,680	-	-	494,680
Rights	727	-	0	727
Unit Trust Funds	121,080	-	-	121,080
Warrants	8,080	-	-	8,080
Short-Term Investments	243,543	-	-	243,543
Total Investments	$10,564,203	$-	$0	$10,564,203
Total Assets	$10,564,203	$-	$0	$10,564,203

Liabilities
Other Financial Instruments*
Futures Contracts	$6,691	$-	$-	$6,691
Total Liabilities	$6,691	$-	$-	$6,691

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 2 securities at period end.

***	The Fund did not hold any Level 3 securities at period end.

The Opportunistic Income Fund held Rights with a $0 market value at the beginning and end of the period with no activity during the year.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

Fund	Asset Class	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Opportunistic Income Fund	Right	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in futures contracts during the six months ended June 30, 2026.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2026, by risk category are as follows:

	Statement of Asset and	Derivatives not designated as	Asset Derivatives	Liability Derivatives
	Liabilities Location	hedging instruments	Value	Value
Tax Advantaged Income Fund	Unrealized appreciation/ depreciation on open futures contracts*	Interest rate contracts	$-	$612,688
Opportunistic Income Fund	Unrealized appreciation/ depreciation on open futures contracts*	Equity contracts	1,700	2,070
	Unrealized appreciation/ depreciation on open futures contracts*	Interest rate contracts	-	6,321

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Variation margin is presented on the Statements of Assets and Liabilities.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026, are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$2,707,082	$2,707,082
Opportunistic Income Fund
Futures contracts	(93,545)	36,990	(56,555)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$(1,525,971)	$(1,525,971)
Opportunistic Income Fund
Futures contracts	(552)	(16,342)	(16,894)

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2026, are as follows:

	Derivatives not designated as hedging instruments	Notional Value
Tax Advantaged Income Fund
Futures contracts	Interest rate contracts	$(91,015,625)
Opportunistic Income Fund
Futures contracts	Equity contracts	(931,867)
Futures contracts	Interest rate contracts	(1,349,490)

Note 11 – ReFlow Liquidity Program

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the year ended June 30, 2026, ReFlow was not utilized by the Funds.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Note 12 – Line of Credit

The Funds together with Bramshill Multi-Strategy Income Fund managed by the Advisor (together “Liberty Street Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each Fund. Borrowings under this agreement bear interest at the Secured Overnight Financing Rate plus 275 basis points, subject to daily floor rate of 6.00%. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees and interest expense for the six months ended June 30, 2026, are disclosed in each Fund’s Statement of Operations. The Funds did not borrow under the line of credit agreement during the six months ended June 30, 2026.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 14- New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The standard is an annual disclosure requirement and Fund Management is evaluating the impacts of these changes to the Fund’s financial statements.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited)

At an in-person meeting held on June 10-11, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Trust and Liberty Street Advisors, Inc. (the “Advisor”), and the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Advisor and Robinson Capital Management, LLC (the “Sub-Advisor”), with respect to the Robinson Opportunistic Income Fund (the “Opportunistic Income Fund”) and the Robinson Tax Advantaged Income Fund (the “Tax Advantaged Fund” and together with the Opportunistic Income Fund, the “Funds”) for additional one-year terms from when they otherwise would expire. The Advisory Agreements and the Sub-Advisory Agreements are referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s and the Sub-Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended March 31, 2026; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreements and Sub-Advisory Agreements, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Robinson Opportunistic Income Fund and Robinson Tax Advantaged Income Fund

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Opportunistic Income Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Moderately Conservative Allocation Fund Universe median returns and the Bloomberg Global Aggregate Credit Total Return Index (the “Bloomberg Global Credit Index”) returns. The Fund’s annualized total return for the ten-year period was above the Peer Group median return and the Bloomberg Global Credit Index return, but below the Fund Universe median return by 0.20%. For the one-year period, the Fund’s total return was below the Peer Group median return, the Bloomberg Global Credit Index return, and the Fund Universe median return by 0.68%, 2.16%, and 6.40%, respectively. The Trustees considered the Sub-Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and the Bloomberg Global Credit Index over the one-year period was due to taxable closed-end fund discounts widening 4.80% over that period. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartiles of the funds (which are the most favorable) in the Peer Group for the three-, five-, and ten-year periods.

●	The Tax Advantaged Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Muni National Long Fund Universe median returns, the Bloomberg Municipal Intermediate-Short 1-10 Year Total Return Index (the “Bloomberg Muni 1-10 Year Index”) return, and the Bloomberg U.S. Municipal Bond Index (the “Bloomberg Muni Bond Index”) return. For the ten-year period, the Fund’s annualized total return was above the Fund Universe median return, the Bloomberg Muni 1-10 Year Index return, and the Bloomberg Muni Bond Index return, and was the same as the Peer Group median return. The Fund’s total return for the one-year period was above the Peer Group median return, but below the Fund Universe median return, the Bloomberg Muni 1-10 Year Index return, and the Bloomberg Muni Bond Index return by 0.37%, 0.52%, and 0.79%, respectively. The Trustees observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the three- and five-year periods.

Robinson Opportunistic Income Fund and Robinson Tax Advantaged Income Fund

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited) - Continued

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Funds and oversees the Sub-Advisor with respect to the Funds’ operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring each Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Funds; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Opportunistic Income Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Moderately Conservative Allocation Fund Universe medians by 0.175% and 0.55%, respectively. The Trustees considered that the Fund’s advisory fee was not in the highest quartile of those funds in the Peer Group. The Trustees noted that the Fund’s advisory fee was the same as the advisory fee that the Advisor charges to manage the Tax Advantaged Fund, which has similar objectives and policies as the Fund, and was within the range of the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.67%. The Trustees observed, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Tax Advantaged Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Muni National Long Fund Universe medians by 0.40% and 0.70%, respectively. The Trustees considered the Advisor’s assertion that none of the funds in the Peer Group invest exclusively in municipal bond closed-end funds and employ interest rate and duration hedging like the Fund, and that due to the additional complexities of the Fund’s strategy in comparison to the funds in the Peer Group, the Fund’s advisory fee is appropriate. The Trustees noted that the Fund’s advisory fee was the same as the advisory fee that the Advisor charges to manage the Opportunistic Income Fund, which has similar objectives and policies as the Fund, and was within the range of the advisory fees paid by the other series of the Trust managed by the Advisor.

Robinson Opportunistic Income Fund and Robinson Tax Advantaged Income Fund

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.86%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor by each Fund under its Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to each Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Funds for the year ended March 31, 2026, noting that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Opportunistic Income Fund, had waived a portion of its advisory fee for the Tax Advantaged Fund, and did not realize a profit with respect to the Opportunistic Income Fund. The Board and the Independent Trustees concluded that the profits of the Advisor from its relationship with the Tax Advantaged Fund were reasonable.

The Board also considered the benefits received by the Advisor and its affiliates as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Robinson Capital Management, LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Funds. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. The Board’s observations regarding the performance of each Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to each Fund were satisfactory.

Sub-Advisory Fees

The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Opportunistic Income Fund and the Tax Advantaged Fund, and noted that the sub-advisory fee charged with respect to each Fund is the same as the fees the Sub-Advisor charges to institutional clients for separately managed accounts utilizing the Sub-Advisor’s closed-end fund arbitrage strategy. The Board considered, however, that the Sub-Advisor does not provide credit or interest rate risk hedges for its separately managed account clients, and that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s separate account clients. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fees out of the Advisor’s advisory fees.

Robinson Opportunistic Income Fund and Robinson Tax Advantaged Income Fund

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor by each Fund under its Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to each Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Funds, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/4/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/4/2026